OTHER LONG-TERM LIABILITIES - Schedule of other long term liabiluties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Long Term Liabilities [Abstract]
Liability for IIA Royalties	$ 774	$ 1,196	$ 1,107
Alta settlement	0	300
OTHER LONG TERM LIABILITIES	$ 774	$ 1,496